Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000059337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000059337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000059337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[1]
C000059337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%	[1]
C000059337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[1]
C000059337 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000059339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000059339 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000059339 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[2]
C000059339 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%	[2]
C000059339 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[2]
C000059339 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000059340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000059340 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000059340 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[3]
C000059340 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%	[3]
C000059340 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[3]
C000059340 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000095961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000095961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000095961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[4]
C000095961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%	[4]
C000095961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[4]
C000095961 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000179520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000179520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000179520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[5]
C000179520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%	[5]
C000179520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[5]
C000179520 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000199574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000199574 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[6]
C000199574 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[6]
C000199574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%	[6]
C000199574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[6]
C000199574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000199574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[6]
C000199574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000199574 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[6]
C000193201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000193201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[7]
C000193201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[7]
C000193201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[7]
C000193201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[7]
C000193201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[7]
C000193201 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000193201 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000193201 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000095960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000095960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[8]
C000095960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[8]
C000095960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[8]
C000095960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[8]
C000095960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[8]
C000095960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000095960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000095960 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000156505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000156505 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000156505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.60%	[9]
C000156505 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000156505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[9]
C000156505 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000024915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000024915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[10]
C000024915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.60%	[10]
C000024915 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000024915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000024915 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000024917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000024917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[11]
C000024917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.60%	[11]
C000024917 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000024917 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[11]
C000024917 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000024918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000024918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[12]
C000024918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[12]
C000024918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[12]
C000024918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[12]
C000024918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[12]
C000024918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000024918 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[12]
C000024918 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[12]
C000024920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000024920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[13]
C000024920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[13]
C000024920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[13]
C000024920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[13]
C000024920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[13]
C000024920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000024920 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[13]
C000024920 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[13]
C000051550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000051550 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[14]
C000051550 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[14]
C000051550 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[14]
C000051550 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[14]
C000051550 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[14]
C000051550 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000051550 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[14]
C000051550 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000024912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000024912 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[15]
C000024912 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[15]
C000024912 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%	[15]
C000024912 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[15]
C000024912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000024912 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[15]
C000024912 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000024912 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[15]
C000024912 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000024912 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000024912 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[15]
C000024912 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000024914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000024914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[16]
C000024914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[16]
C000024914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%	[16]
C000024914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[16]
C000024914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000024914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[16]
C000024914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000024914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000024914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[16]
C000024914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[16]
C000024914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000024914 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[16]
C000095959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000095959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[17]
C000095959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[17]
C000095959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%	[17]
C000095959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[17]
C000095959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000095959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[17]
C000095959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000095959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000095959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[17]
C000095959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[17]
C000095959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000095959 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[17]
C000156504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000156504 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[18]
C000156504 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000156504 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[18]
C000156504 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[18]
C000156504 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[18]
C000156504 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[18]
C000156504 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000156504 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000156504 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[18]
C000156504 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000156504 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000156504 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[18]
C000024909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000024909 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[19]
C000024909 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[19]
C000024909 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[19]
C000024909 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[19]
C000024909 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[19]
C000024909 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[19]
C000024909 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[19]
C000024909 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[19]
C000024909 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000024909 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000024909 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000024909 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000024911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000024911 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[20]
C000024911 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[20]
C000024911 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[20]
C000024911 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[20]
C000024911 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[20]
C000024911 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[20]
C000024911 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
C000024911 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[20]
C000024911 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000024911 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[20]
C000024911 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[20]
C000024911 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000024910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000024910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[21]
C000024910 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[21]
C000024910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[21]
C000024910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[21]
C000024910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[21]
C000024910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[21]
C000024910 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[21]
C000024910 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000024910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000024910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[21]
C000024910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[21]
C000024910 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000111113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000111113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[22]
C000111113 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[22]
C000111113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[22]
C000111113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[22]
C000111113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[22]
C000111113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[22]
C000111113 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000111113 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[22]
C000111113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000111113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[22]
C000111113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[22]
C000111113 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[22]
C000024906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000024906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[23]
C000024906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[23]
C000024906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[23]
C000024906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[23]
C000024906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[23]
C000024906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[23]
C000024906 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000024906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[23]
C000024906 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000024906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[23]
C000024906 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[23]
C000024906 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[23]
C000024908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000024908 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[24]
C000024908 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[24]
C000024908 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[24]
C000024908 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[24]
C000024908 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[24]
C000024908 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[24]
C000024908 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000024908 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[24]
C000024908 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
C000024908 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[24]
C000024908 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[24]
C000024908 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[24]
C000232602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000232602 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[25]
C000232602 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[25]
C000232602 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[25]
C000232602 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[25]
C000232602 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
C000232602 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[25]
C000232602 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[25]
C000232602 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000232602 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[25]
C000232602 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000232602 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000095958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000095958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[26]
C000095958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[26]
C000095958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[26]
C000095958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[26]
C000095958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000095958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[26]
C000095958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[26]
C000095958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[26]
C000095958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[26]
C000095958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[26]
C000095958 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[26]
C000024905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
C000024905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[27]
C000024905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[27]
C000024905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[27]
C000024905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[27]
C000024905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000024905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[27]
C000024905 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[27]
C000024905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[27]
C000024905 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[27]
C000024905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000024905 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000024903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
C000024903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[28]
C000024903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[28]
C000024903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[28]
C000024903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[28]
C000024903 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
C000024903 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[28]
C000024903 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[28]
C000024903 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[28]
C000024903 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[28]
C000024903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000024903 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[28]
C000024904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
C000024904 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[29]
C000024904 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[29]
C000024904 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[29]
C000024904 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[29]
C000024904 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[29]
C000024904 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[29]
C000024904 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000024904 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000024904 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[29]
C000024904 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000024904 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000024900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
C000024900 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[30]
C000024900 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[30]
C000024900 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[30]
C000024900 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[30]
C000024900 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[30]
C000024900 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[30]
C000024900 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[30]
C000024900 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[30]
C000024900 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[30]
C000024900 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000024900 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[30]
C000024900 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[30]
C000024900 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[30]
C000024900 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[30]
C000024900 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[30]
C000024900 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[30]
C000024900 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[30]
C000024900 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[30]
C000024900 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[30]
C000024900 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[30]
C000024900 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000024900 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[30]
C000024901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000024901 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000024901 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[31]
C000024901 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[31]
C000024901 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[31]
C000024901 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[31]
C000024901 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000024901 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[31]
C000024901 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[31]
C000024901 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[31]
C000024901 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[31]
C000024901 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[31]
C000024901 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[31]
C000024901 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
C000024901 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000024901 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[31]
C000024901 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000024901 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[31]
C000024901 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[31]
C000024901 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[31]
C000024901 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[31]
C000024901 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[31]
C000024901 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
C000095957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
C000095957 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[32]
C000095957 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[32]
C000095957 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[32]
C000095957 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[32]
C000095957 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[32]
C000095957 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[32]
C000095957 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[32]
C000095957 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[32]
C000095957 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[32]
C000095957 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[32]
C000095957 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[32]
C000095957 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[32]
C000095957 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[32]
C000095957 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000095957 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[32]
C000095957 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[32]
C000095957 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[32]
C000095957 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[32]
C000095957 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[32]
C000095957 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[32]
C000095957 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[32]
C000095957 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000039971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[33]
C000039971 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[33]
C000039971 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[33]
C000039971 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[33]
C000039971 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[33]
C000039971 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[33]
C000039971 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[33]
C000039971 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[33]
C000039971 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[33]
C000039971 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[33]
C000039971 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[33]
C000039971 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[33]
C000039971 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[33]
C000039971 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000039971 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000039971 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[33]
C000039971 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[33]
C000039971 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[33]
C000039971 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[33]
C000039971 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[33]
C000039971 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[33]
C000039971 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[33]
C000039971 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000024902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
C000024902 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000024902 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[34]
C000024902 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[34]
C000024902 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[34]
C000024902 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[34]
C000024902 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000024902 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[34]
C000024902 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[34]
C000024902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[34]
C000024902 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[34]
C000024902 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[34]
C000024902 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[34]
C000024902 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[34]
C000024902 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000024902 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[34]
C000024902 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000024902 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[34]
C000024902 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[34]
C000024902 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[34]
C000024902 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[34]
C000024902 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[34]
C000024902 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000248570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[35]
C000248570 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[35]
C000248570 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[35]
C000248570 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%	[35]
C000248570 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[35]
C000248570 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000248570 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[35]
C000248570 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[35]
C000248570 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000248568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000248568 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[36]
C000248568 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[36]
C000248568 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%	[36]
C000248568 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[36]
C000248568 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000248568 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[36]
C000248568 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[36]
C000248568 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[36]
C000248569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[37]
C000248569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[37]
C000248569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[37]
C000248569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%	[37]
C000248569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[37]
C000248569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[37]
C000248569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[37]
C000248569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[37]
C000248569 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000248571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[38]
C000248571 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[38]
C000248571 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[38]
C000248571 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%	[38]
C000248571 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[38]
C000248571 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000248571 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[38]
C000248571 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[38]
C000248571 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[38]
C000248567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[39]
C000248567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[39]
C000248567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[39]
C000248567 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%	[39]
C000248567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[39]
C000248567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000248567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[39]
C000248567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[39]
C000248567 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[39]
C000206144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[40]
C000206144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[40]
C000206144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[40]
C000206144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[40]
C000206144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[40]
C000206144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[40]
C000206144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[40]
C000206144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[40]
C000206144 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[40]
C000206144 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[40]
C000225967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000225967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[41]
C000225967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
C000225967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[41]
C000225967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[41]
C000225967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[41]
C000225967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[41]
C000225967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[41]
C000225967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[41]
C000225967 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[41]
C000206145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[42]
C000206145 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[42]
C000206145 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[42]
C000206145 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[42]
C000206145 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[42]
C000206145 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[42]
C000206145 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[42]
C000206145 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[42]
C000206145 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[42]
C000206145 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[42]
C000228969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[43]
C000228969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[43]
C000228969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000228969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[43]
C000228969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[43]
C000228969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[43]
C000228969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[43]
C000228969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[43]
C000228969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[43]
C000228969 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[43]
C000228970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[44]
C000228970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[44]
C000228970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[44]
C000228970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[44]
C000228970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[44]
C000228970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[44]
C000228970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[44]
C000228970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[44]
C000228970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[44]
C000228970 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[44]
C000248576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[45]
C000248576 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[45]
C000248576 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[45]
C000248576 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[45]
C000248576 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[45]
C000248576 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[45]
C000248576 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[45]
C000248576 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[45]
C000248576 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[45]
C000248572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[46]
C000248572 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[46]
C000248572 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[46]
C000248572 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[46]
C000248572 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[46]
C000248572 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[46]
C000248572 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000248572 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[46]
C000248572 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[46]
C000248573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[47]
C000248573 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[47]
C000248573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[47]
C000248573 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[47]
C000248573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[47]
C000248573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[47]
C000248573 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[47]
C000248573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000248573 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[47]
C000248574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[48]
C000248574 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[48]
C000248574 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[48]
C000248574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[48]
C000248574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[48]
C000248574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000248574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
C000248574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000248574 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[48]
C000248575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[49]
C000248575 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[49]
C000248575 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[49]
C000248575 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%	[49]
C000248575 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[49]
C000248575 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[49]
C000248575 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[49]
C000248575 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000248575 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[49]
C000261739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[50]
C000261739 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000261739 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[50]
C000261739 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[50]
C000261739 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[50]
C000261739 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[50]
C000261739 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[50]
C000261739 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[50]
C000261739 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[50]
C000261739 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[50]
C000261739 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[50]
C000261739 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[50]
C000261739 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[50]
C000261739 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[50]
C000261739 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[50]
C000261739 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[50]
C000261739 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000261739 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[50]
C000261740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[51]
C000261740 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[51]
C000261740 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[51]
C000261740 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[51]
C000261740 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[51]
C000261740 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[51]
C000261740 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[51]
C000261740 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000261740 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[51]
C000261740 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[51]
C000261740 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[51]
C000261740 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000261740 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[51]
C000261740 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[51]
C000261740 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[51]
C000261740 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[51]
C000261740 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000261740 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[51]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets
[6]	Based on net assets
[7]	Based on net assets
[8]	Based on net assets
[9]	Based on net assets
[10]	Based on net assets
[11]	Based on net assets
[12]	Based on net assets
[13]	Based on net assets
[14]	Based on net assets
[15]	Based on net assets
[16]	Based on net assets
[17]	Based on net assets
[18]	Based on net assets
[19]	Based on net assets
[20]	Based on net assets
[21]	Based on net assets
[22]	Based on net assets
[23]	Based on net assets
[24]	Based on net assets
[25]	Based on net assets
[26]	Based on net assets
[27]	Based on net assets
[28]	Based on net assets
[29]	Based on net assets
[30]	Based on net assets
[31]	Based on net assets
[32]	Based on net assets
[33]	Based on net assets
[34]	Based on net assets
[35]	Based on net assets
[36]	Based on net assets
[37]	Based on net assets
[38]	Based on net assets
[39]	Based on net assets
[40]	Based on net assets
[41]	Based on net assets
[42]	Based on net assets
[43]	Based on net assets
[44]	Based on net assets
[45]	Based on net assets
[46]	Based on net assets
[47]	Based on net assets
[48]	Based on net assets
[49]	Based on net assets
[50]	Based on net assets
[51]	Based on net assets